Net (Loss) Income Per Share (Tables)	9 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
	Three months ended September 30,		Nine Months ended	Six Months ended
	2016	2015	September 30, 2016	June 30, 2015
	Successor	Successor	Successor	Successor

Weighted average shares outstanding – Basic	21,900,106	15,403,925	17,878,784	14,318,764
Series B preferred stock	2,278,456	-	-	-
Warrant to acquire common stock	75,827	-	-	-
Weighted average shares outstanding – Diluted	24,254,389,	15,403,925	17,878,784	14,318,764